OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
Other Assets Disclosure Tables [Abstract]
Other Assets Disclosure Tables [Text Block]
Other assets at December 31, comprised:
	2016	2017

	(EUR in millions)
Deferred tax assets	19	18
Prepaid income taxes	572	425
Assets acquired through foreclosure proceedings	81	94
Brokerage auxiliary funds	5	3
Prepaid expenses	41	44
Advances to employees	11	17
Unlisted equity securities	28	28
Hellenic Deposit and Investment Guarantee Fund	485	492
Receivables from the Hellenic Republic	625	690
Checks and credit card transactions under settlement	13	16
Trade and other receivables	74	91
Other	202	100
Total	2.156	2.018